BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($) shares
Summary of Significant Accounting Policies [Abstract]
Number of brands owned or licensed and marketed by reporting entity	500
Number, of the top five brands in the world, of owned and marketed nonalcoholic sparkling beverage brands	4
Number of countries where finished beverage products bearing our trademarks are sold	200
Beverage servings consumed per day, number	58,000,000,000
Beverage servings consumed per day which bears trademarks owned by or licensed by the entity, number	1,900,000,000
Period of marketing agreement with customers, high end of the range (in years)	10
Amortization expense for infrastructure programs	$ 61	$ 72	$ 69
Aggregate deductions for expenses including amortization expense, incurred in relation to infrastructure programs	6,800	7,000	6,900
Advertising costs included in selling, general and administrative expenses	4,000	3,500	3,300
Advertising and production costs recorded in prepaid expenses and other assets	207	228
Shipping and handling costs included in selling, general and administrative expenses	$ 2,500	$ 2,700	$ 2,700
Stock option award excluded from computation of diluted net income per share (in millions of shares) | shares	27	38	28
Investments classified as cash equivalents, maximum maturity period (in months)	3
Investments classified as short term investments maturity period, low end of the range (in months)	3
Investments classified as short term investments maturity period, high end of the range (in years)	1
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years
Property, Plant and Equipment
Depreciation expense	$ 1,735	$ 1,716	$ 1,727
Amortization for leasehold improvements	$ 18	$ 20	$ 16
Goodwill, Trademarks and Other Intangible Assets
Finite Lived Intangible Assets, Minimum Useful Life	1 year
Finite Lived Intangible Assets, Maximum Useful Life	20 years
Indefinite-lived intangible assets, other than goodwill, for which a qualitative assessment was performed on	25.00%
Goodwill for which a qualitative assessment was performed on	10.00%
Buildings and improvements
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life, Maximum	40 years
Machinery equipment and vehicle fleet
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life, Maximum	20 years